Capital Stock and Long-term Retention Plan (Tables)	12 Months Ended
Dec. 31, 2020
Capital Stock and Long-term Retention Plan
Schedule of shares of capital stock and CPOs

At December 31, 2020, shares of capital stock and CPOs consisted of (in millions):

		Repurchased	Held by a
	Authorized and	by the	Company’s
	Issued (1)	Company (2)	Trust (3)	Outstanding
Series “A” Shares	122,179.4	(1,105.4)	(8,054.8)	113,019.2
Series “B” Shares	58,019.7	(972.8)	(6,118.4)	50,928.5
Series “D” Shares	88,554.1	(1,547.5)	(5,984.2)	81,022.4
Series “L” Shares	88,554.1	(1,547.5)	(5,984.2)	81,022.4
Total	357,307.3	(5,173.2)	(26,141.6)	325,992.5

Shares in the form of CPOs	296,023.0	(5,173.2)	(20,004.2)	270,845.6
Shares not in the form of CPOs	61,284.3	—	(6,137.4)	55,146.9
Total	357,307.3	(5,173.2)	(26,141.6)	325,992.5
CPOs	2,530.1	(44.2)	(171.0)	2,314.9

(1)	As of December 31, 2020, the authorized and issued capital stock amounted to Ps.4,907,765 (nominal Ps.2,459,154).
(2)

In 2020 and 2019, the Company repurchased, 616.0 million shares and  4,557.2 million shares, respectively, in the form of  5.3 million CPOs and 38.9 million CPOs, respectively, in the amount of Ps.195,597 and Ps.1,385,750, respectively, in connection with a share repurchase program that was approved by the Company’s stockholders and is exercised at the discretion of management.

(3)	In connection with the Company’s LTRP described below.

Schedule of reconciliation of the number of shares and CPOs outstanding

A reconciliation of the number of shares and CPOs outstanding for the years ended December 31, 2020 and 2019, is presented as follows (in millions):

	Series “A”	Series “B”	Series “D”	Series “L”	Shares	CPOs
	Shares	Shares	Shares	Shares	Outstanding	Outstanding
As of January 1, 2019	116,207.2	53,116.1	84,502.9	84,502.9	338,329.1	2,414.4
Repurchased (1)	(973.7)	(856.9)	(1,363.3)	(1,363.3)	(4,557.2)	(38.9)
Acquired (2)	(65.6)	(57.7)	(91.9)	(91.9)	(307.1)	(2.7)
Released (2)	1,056.0	651.3	1,036.1	1,036.1	3,779.5	29.6
As of December 31, 2019	116,223.9	52,852.8	84,083.8	84,083.8	337,244.3	2,402.4
Repurchased (1)	(131.6)	(115.8)	(184.3)	(184.3)	(616.0)	(5.3)
Cancelled and forfeited (2)	(3,097.4)	(1,830.0)	(2,911.3)	(2,911.3)	(10,750.0)	(83.2)
Acquired (2)	(86.0)	(75.6)	(120.3)	(120.3)	(402.2)	(3.4)
Released (2)	110.3	97.1	154.5	154.5	516.4	4.4
As of December 31, 2020	113,019.2	50,928.5	81,022.4	81,022.4	325,992.5	2,314.9

(1)	In connection with a share repurchase program.
(2)	By a Company’s trust in connection with the Company’s Long-Term Retention Plan described below.

Schedule of arrangements and weighted-average assumptions

	Long-Term Retention Plan
Arrangements:
Year of grant	2016		2017		2018		2019		2020
Number of CPOs or CPOs equivalent granted	39,000		37,000		32,500		72,558		39,200
Contractual life	3	years	3	years	3	years	2.67	years	3	years

Assumptions:
Dividend yield	0.38%		0.38%		0.55%		0.82%		1.38%
Expected volatility (1)	27.60%		24.58%		25.38%		30.47%		35.13%
Risk-free interest rate	4.83%		7.04%		7.17%		6.88%		5.74%
Expected average life of awards	3.00	years	2.96	years	3.00	years	2.67	years	3.00	years

(1)	Volatility was determined by reference to historically observed prices of the Company’s CPOs.

Summary of the stock awards for employees

A summary of the stock conditionally sold to employees as of December 31, is presented below (in Mexican pesos and thousands of CPOs):

	2020		2019
		Weighted-		Weighted-
	CPOs or CPOs	Average Exercise	CPOs or CPOs	Average Exercise
	Equivalent	Price	Equivalent	Price

Long-Term Retention Plan:
Outstanding at beginning of year	243,472	65.19	179,051	75.77
Conditionally sold	39,200	6.84	72,558	38.50
Paid by employees	—	—	(3,107)	33.75
Forfeited	(122,307)	81.36	(5,030)	73.20
Outstanding at end of year	160,365	39.36	243,472	65.19
To be paid by employees at end of year	23,361	80.72	110,828	81.26